U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

March 29, 2018

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	Trust for Professional managers (the “TRUST”)
Securities Act Registration No: 333-62298
Investment Company Registration No: 811-10401
PMC Diversified Equity Fund (S000026426)

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith by the Trust on behalf of its series, the PMC Diversified Equity Fund, is Post-Effective Amendment No. 646 and Amendment No. 648 to the Trust’s Registration Statement on Form N-1A for the purpose of making material changes to the principal investment strategy of the Fund.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6115.

Very truly yours,

/s/ Adam W. Smith

Adam W. Smith, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures